ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

(in thousands of $)	2018	2017
Vessel operating expenses	5,395	6,111
Administrative expenses	628	552
Interest expense	6,487	6,688
	12,510	13,351